Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 29, 2016	Dec. 31, 2015	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005450
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,271		$ 9,262		$ 10,132		$ 11,691		$ 12,047		$ 12,641		$ 13,254		$ 13,923		$ 14,181		$ 14,316		$ 14,405		$ 12,531		$ 13,787		$ 14,670		$ 15,226		$ 16,256		$ 11,143		$ 12,851		$ 13,047		$ 17,137		$ 20,552		$ 21,597		$ 22,483		$ 23,617		$ 22,987		$ 19,527		$ 18,765		$ 21,030		$ 19,502		$ 20,433		$ 20,675		$ 24,176		$ 27,240		$ 26,891		$ 29,442		$ 31,637		$ 31,956	$ 34,672	$ 36,001	$ 37,567
C000177205
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 526,368		$ 542,623		$ 569,573		$ 597,377		$ 627,707		$ 639,818		$ 646,097		$ 650,358		$ 566,055		$ 623,062		$ 663,244		$ 688,357		$ 735,399		$ 504,281		$ 581,843		$ 590,983		$ 776,362		$ 931,692		$ 979,042		$ 1,019,751		$ 1,071,469		$ 1,042,897		$ 886,343		$ 852,116		$ 955,435		$ 886,143		$ 928,878		$ 940,172		$ 1,099,754		$ 1,239,563		$ 1,224,272		$ 1,340,676		$ 1,441,376		$ 1,456,291		$ 1,580,700		$ 1,641,718		$ 1,713,835
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		508,515		537,720		553,935		579,257		615,967		611,997		635,796		681,090		583,679		665,648		692,907		700,962		764,731		604,904		738,150		806,115		924,466		983,141		1,064,150		1,063,067		1,161,694		1,100,375		916,599		875,677		938,568		1,005,960		1,090,328		1,054,851		1,182,191		1,300,639		1,342,467		1,426,091		1,463,644		1,394,532		1,547,808		1,674,360		1,714,593
MSCI US IMI/Financials 5% Capped Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,622		$ 9,869		$ 10,430		$ 12,514		$ 12,759		$ 13,244		$ 13,920		$ 14,867		$ 14,834		$ 14,594		$ 14,991		$ 12,841		$ 14,125		$ 15,174		$ 15,443		$ 16,798		$ 11,156		$ 12,822		$ 13,071		$ 16,546		$ 19,315		$ 20,772		$ 21,404		$ 22,530		$ 21,887		$ 18,359		$ 17,844		$ 19,881		$ 18,703		$ 19,448		$ 19,424		$ 22,595		$ 24,955		$ 24,549		$ 27,301		$ 29,364		$ 29,632	$ 31,703	$ 32,872	$ 33,723
MSCI US IMI/Financials 5% Capped Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 525,594		$ 535,889		$ 556,257		$ 584,641		$ 624,447		$ 623,044		$ 612,969		$ 629,637		$ 539,353		$ 593,269		$ 637,337		$ 648,618		$ 705,517		$ 468,551		$ 538,539		$ 548,973		$ 694,954		$ 811,254		$ 872,429		$ 899,004		$ 946,298		$ 919,282		$ 771,072		$ 749,454		$ 835,024		$ 785,539		$ 816,824		$ 815,813		$ 948,990		$ 1,048,133		$ 1,031,083		$ 1,146,669		$ 1,233,317		$ 1,244,569		$ 1,331,534		$ 1,380,642		$ 1,416,396